Variable Interest Entities (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012 item
VIEs | Non-Recourse Financing Structures
Variable interest entities
Number of entities in which the entity has variable interests		3
VIEs | Agreement to manage aircraft for servicing fee
Variable interest entities
Number of entities in which the entity has variable interests	2	2
Not primary beneficiary | Agreement to manage aircraft for servicing fee
Variable interest entities
Number of entities in which the entity has variable interests	1	2
Number of aircraft sold to each entity	18
Number of aircraft		19
Not primary beneficiary | Debt financings and preferential equity interests
Variable interest entities
Number of entities in which the entity has variable interests		1
Number of aircraft sold to each entity		1